Equity-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Equity-Based Compensation
25. Equity-Based Compensation
Restricted Stock Units
Pursuant to the terms of the A&R MLTIP, there are two types of equity-based compensation granted to employees, henceforth referred to as Replacement Restricted Stock Units (“Replacement RSUs”) and Earnout Right Restricted Stock Units (“Earnout Right RSUs”). The issuance of the Replacement RSUs and Earnout Right RSUs by pre-transaction ownership to employees under the A&R MLTIP will be funded by the exchange of current Class A Common Stock and Class A LLC Units held by the unitholders of FoA Equity prior to the closing of the Business Combination. Therefore, the shares issued to employees under the A&R MLTIP will not result in incremental share ownership in the Company, and the total compensation costs associated with the vesting of the Replacement RSUs and Earnout Right RSUs will be directly allocated to the noncontrolling interest and, with respect to Blocker GP, to FoA in proportion to their sharing percentages of exchanged units.
Additionally, pursuant to the terms of the 2021 Omnibus Incentive Plan, the Company granted equity-based compensation to certain employees and non-employee board of directors members, henceforth referred to as Non-LTIP Restricted Stock Units ("Non-LTIP RSUs"). Vested Non-LTIP RSUs will be settled with issuance of shares of Class A Common Stock of FoA to the participant and a respective count of Class A LLC units of FoA Equity to FoA.
Each type of RSUs is classified as equity and FoA accounts for the RSUs following the fair value method. Each type of RSUs' fair values is fixed on the grant date and not remeasured unless the award is subsequently modified.
Replacement RSUs
Pursuant to the terms of the A&R MLTIP executed on October 28, 2020, the Company granted each employee who held Phantom Units in FoA Equity and remained employed as of the Replacement RSU grant date, April 1, 2021, in consideration for the cancellation of their Phantom Units, Replacement RSUs that will vest into shares of Class A Common Stock.
Following the terms of the A&R MLTIP, 25% of the Replacement RSUs vested on the Replacement RSU grant date, and the remaining 75% vest in equal installments on each of the first three anniversaries of the Closing of the Business Combination, subject to each holder’s continued employment.
Earnout Right RSUs
In addition to the Replacement RSUs, participants in the A&R MLTIP are entitled to receive additional Earnout Right RSUs depending on whether the Company achieves certain market-based conditions. The market-based vesting conditions have been factored into the grant date fair value measurement of the Earnout Right RSUs using a Monte Carlo simulation. The assumptions used in the Monte Carlo simulation model included a volatility rate of 60%, risk free rate of 1.14% and a weighted average expected term of 1.06 years for the first tranche of Earnout Right RSUs and 1.52 years for the second tranche of Earnout Right RSUs.
Earnout Right RSUs have the same service-based vesting conditions listed above for the Replacement RSUs along with market-based vesting conditions. The first tranche of Earnout Right RSUs vest upon satisfaction of the service-based vesting conditions and if, at any time during the six years following the Closing, the VWAP of FoA's Class A
Common Stock is greater than or equal to $12.50 for any twenty out of thirty consecutive trading days. The second tranche of Earnout Right RSUs vest upon satisfaction of the service-based vesting conditions and if, at any time during the six years following the Closing, the VWAP of FoA's Class A Common Stock is greater than or equal to $15.00 for any twenty out of thirty consecutive trading days.
Non-LTIP RSUs
Pursuant to the terms of the 2021 Omnibus Incentive Plan and the form of Restricted Stock Unit Award Agreement adopted on November 18, 2021, the Company granted Non-LTIP RSUs to certain employees and non-employee board of directors members. The RSUs granted have various grant dates and vesting schedules. All vesting is subject to each holder's continued employment and are subject to forfeiture if the participant leaves the company for reasons other than those permitted under the plan.
On January 1, 2022, FoA opened an initial offering period for our Employee Stock Purchase Plan (the “ESPP”) for the benefit of Company employees. Participation in the ESPP is voluntary and is open to any Company employee who satisfies the eligibility requirements under the ESPP other than the Company’s “officers” (as defined in Rule 16a-1 under the Exchange Act). The ESPP allows for shares of the Company’s Class A Common Stock to be purchased on behalf of participants, using funds contributed by participants through payroll deductions. Participants can contribute up to the lesser of 15% of the participant’s Base Earnings (as defined in the ESPP) or $50,000 per participant in any calendar year. The ESPP includes a matching component pursuant to which participating employees will be eligible to receive a grant of restricted stock units (“Match RSUs”) pursuant to and in accordance with the Company’s 2021 Omnibus Incentive Plan. The number of Match RSUs to be granted to participants with respect to each offering period will equal to 20% of the shares purchased by participants under the ESPP with respect to such offering period.
A summary of each classification of RSU activity for the periods indicated is presented below:

				Grant Date Fair Value
Replacement RSUs	Number of Units Unvested	Number of Units Vested	Total Number of Units	Weighted Average Price Per Unit	Total Fair Value (in thousands)
Outstanding, December 31, 2021	10,392,226	20,640	10,412,866	$9.48	$98,714
Vested	(5,713,819)	5,713,819	—	—	—
Forfeited	(557,281)	—	(557,281)	9.48	(5,283)
Settled	—	(5,122,137)	(5,122,137)	9.48	(48,558)
Outstanding, December 31, 2022	4,121,126	612,322	4,733,448	$9.48	$44,873

Equity-based compensation expense for the Replacement RSUs for the Successor periods was $23.2 million and $43.3 million for the year ended December 31, 2022 and for the nine months ended December 31, 2021, respectively. There was no equity-based compensation expense for the Replacement RSUs for the Predecessor three months ended March 31, 2021 or the year ended December 31, 2020. Unrecognized equity-based compensation expense for the Replacement RSUs totaled $23.0 million as of December 31, 2022 and is expected to be recognized over 1.2 years.

				Grant Date Fair Value
Earnout Right RSUs	Number of Units Unvested	Number of Units Vested	Total Number of Units	Weighted Average Price Per Unit	Total Fair Value (in thousands)
Outstanding, December 31, 2021	1,531,440	—	1,531,440	$8.91	$13,638
Forfeited	(58,320)	—	(58,320)	8.91	(519)
Outstanding, December 31, 2022	1,473,120	—	1,473,120	$8.91	$13,119

Equity-based compensation expense for the Earnout Right RSUs for the Successor periods was $2.9 million and $4.4 million for the year ended December 31, 2022 and for the nine months ended December 31, 2021, respectively. There was no equity-based compensation expense for the Earnout Right RSUs for the Predecessor three months ended March 31, 2021 or the year ended December 31, 2020. Unrecognized equity-based compensation expense for the Earnout Right RSUs totaled $1.0 million as of December 31, 2022 and is expected to be recognized over 1.0 year.

				Grant Date Fair Value
Non-LTIP RSUs	Number of Units Unvested	Number of Units Vested	Total Number of Units	Weighted Average Price Per Unit	Total Fair Value (in thousands)
Outstanding, December 31, 2021	168,221	—	168,221	$5.35	$900
Granted	4,403,158	—	4,403,158	2.94	12,938
Vested	(499,338)	499,338	—	—	—
Forfeited	(699,937)	—	(699,937)	3.00	(2,102)
Settled	—	(473,783)	(473,783)	3.56	(1,686)
Outstanding, December 31, 2022	3,372,104	25,555	3,397,659	$2.96	$10,050

Equity-based compensation expense for the Non-LTIP RSUs for the Successor periods was $3.8 million and $0.3 million for the year ended December 31, 2022 and for the nine months ended December 31, 2021, respectively. There was no equity-based compensation expense for the Non-LTIP RSUs for the Predecessor three months ended March 31, 2021 or the year ended December 31, 2020. Unrecognized equity-based compensation expense for the Non-LTIP RSUs totaled $6.2 million as of December 31, 2022 and is expected to be recognized over 2.1 years.